Third Quarter Report
July 31, 2023 (Unaudited)
Columbia New York Intermediate Municipal Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia New York Intermediate Municipal Bond Fund, July 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.2%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.2%
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	4.650%	300,000	300,000
Total Floating Rate Notes (Cost $300,000)			300,000

Municipal Bonds 98.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 2.1%
New York Transportation Development Corp.(c)
Refunding Revenue Bonds
American Airlines, Inc. Project
Series 2021
08/01/2031	3.000%	650,000	576,642
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2036	5.000%	800,000	842,883
12/01/2038	4.000%	300,000	290,114
New York Transportation Development Corp.
Refunding Revenue Bonds
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2038	5.000%	1,000,000	1,064,560
Total			2,774,199
Charter Schools 1.2%
Build NYC Resource Corp.
Revenue Bonds
Academic Leadership Charter School Project
Series 2021
06/15/2036	4.000%	200,000	187,099
Build NYC Resource Corp.(d)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	420,000	420,856
Monroe County Industrial Development Corp.(d)
Revenue Bonds
True North Rochester Preparatory Charter School Project
Series 2020
06/01/2040	5.000%	900,000	905,916
Total			1,513,871
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Health Services 0.8%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai
Series 2015
07/01/2030	5.000%	1,000,000	1,028,282
Higher Education 6.2%
Build NYC Resource Corp.
Refunding Revenue Bonds
Manhattan College Project
Series 2017
08/01/2033	5.000%	400,000	418,628
County of Saratoga
Revenue Bonds
Skidmore College Project
Series 2018
07/01/2033	5.000%	165,000	178,525
07/01/2034	5.000%	200,000	216,299
07/01/2035	5.000%	200,000	216,164
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Culinary Institute of America (The)
Series 2018
07/01/2032	5.000%	220,000	229,066
Vassar College Project
Series 2017
07/01/2034	5.000%	500,000	534,098
Revenue Bonds
Marist College Project
Series 2015A
07/01/2029	5.000%	1,000,000	1,033,398
Series 2018
07/01/2031	5.000%	170,000	183,965
07/01/2032	5.000%	210,000	226,605
07/01/2033	5.000%	205,000	220,740
New York State Dormitory Authority
Refunding Revenue Bonds
Rochester Institute
Series 2019A
07/01/2036	5.000%	750,000	814,278
Teacher’s College
Series 2017
07/01/2029	5.000%	175,000	188,126
07/01/2030	5.000%	150,000	161,408
Revenue Bonds
New York University
Series 2019A
07/01/2037	5.000%	2,000,000	2,198,105
2	Columbia New York Intermediate Municipal Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Lawrence County Industrial Development Agency
Refunding Revenue Bonds
Clarkson University Project
Series 2021
09/01/2038	5.000%	200,000	206,360
09/01/2039	5.000%	200,000	205,524
Tompkins County Development Corp.
Refunding Revenue Bonds
Ithaca College Project
Series 2018
07/01/2034	5.000%	575,000	608,706
Troy Capital Resource Corp.
Refunding Revenue Bonds
Forward Delivery - Rensselaer Polytechnic Institute Project
Series 2020
09/01/2037	5.000%	250,000	268,022
Total			8,108,017
Hospital 10.4%
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
Highland Hospital Rochester Project
Series 2015
07/01/2025	5.000%	450,000	460,424
07/01/2026	5.000%	350,000	358,703
University of Rochester Project
Series 2017
07/01/2035	4.000%	1,285,000	1,302,863
Revenue Bonds
Rochester General Hospital (The)
Series 2017
12/01/2035	5.000%	1,000,000	1,025,329
Nassau County Local Economic Assistance Corp.
Revenue Bonds
Catholic Health Services of Long Island
Series 2014
07/01/2032	5.000%	1,250,000	1,266,846
07/01/2033	5.000%	675,000	683,740
New York State Dormitory Authority
Refunding Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2034	4.000%	1,000,000	1,020,533
Montefiore Obligated Group
Series 2020A
09/01/2037	4.000%	300,000	274,259
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2031	5.000%	3,000,000	3,088,249
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
NYU Hospitals Center
Series 2014
07/01/2030	5.000%	1,000,000	1,017,795
07/01/2031	5.000%	1,000,000	1,017,867
Revenue Bonds
Memorial Sloan Kettering Cancer Center
Series 2019
07/01/2036	5.000%	1,000,000	1,091,864
New York State Dormitory Authority(d)
Refunding Revenue Bonds
Orange Regional Medical Center
Series 2017
12/01/2031	5.000%	1,000,000	1,007,358
Total			13,615,830
Local General Obligation 17.2%
City of New York
Unlimited General Obligation Bonds
Fiscal 2020
Series 2019B-1
10/01/2038	5.000%	1,000,000	1,088,531
Subordinated Series 2019H-A
01/01/2035	5.000%	1,500,000	1,648,991
Subordinated Series 2023E-1
04/01/2039	5.000%	1,200,000	1,357,334
Unlimited General Obligation Refunding Bonds
Subordinated Series 2023F-1
08/01/2038	5.000%	250,000	285,821
Unlimited General Obligation Refunding Notes
Series 2016C
08/01/2032	5.000%	2,000,000	2,081,840
City of Syracuse
Limited General Obligation Refunding Bonds
Series 2015A
03/01/2024	5.000%	1,000,000	1,010,491
City of Yonkers
Limited General Obligation Bonds
Series 2016A (AGM)
11/15/2028	5.000%	1,780,000	1,872,837
Series 2017A (BAM)
09/01/2028	5.000%	2,090,000	2,253,092
County of Monroe(c)
Limited General Obligation Public Improvement Bonds
Series 2019B (BAM)
06/01/2027	5.000%	1,350,000	1,433,371
County of Nassau
Limited General Obligation Bonds
Series 2017B
04/01/2033	5.000%	2,000,000	2,139,727

Columbia New York Intermediate Municipal Bond Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Rockland
Limited General Obligation Bonds
Series 2014A (AGM)
03/01/2024	5.000%	1,450,000	1,464,375
Monroe County Industrial Development Agency
Revenue Bonds
Rochester Schools Modernization Program
Series 2018
05/01/2034	5.000%	750,000	823,642
New York State Dormitory Authority
Refunding Revenue Bonds
School Districts Bond Financing
Series 2013E (AGM)
10/01/2031	5.000%	500,000	509,261
School Districts Financing Program
Series 2015B (AGM)
10/01/2027	5.000%	2,010,000	2,086,912
Revenue Bonds
School District Building Financing Program
Series 2018
10/01/2032	5.000%	2,000,000	2,099,031
School Districts Revenue Bond Financing Program
Series 2023 (AGM)
10/01/2040	5.000%	300,000	331,160
Total			22,486,416
Multi-Family 2.3%
Amherst Development Corp.
Refunding Revenue Bonds
University of Buffalo Student Housing
Series 2017 (AGM)
10/01/2028	5.000%	730,000	791,772
10/01/2029	5.000%	1,290,000	1,401,458
Onondaga County Trust for Cultural Resources
Refunding Revenue Bonds
Abby Lane Housing Corp. Project
Series 2017
05/01/2030	5.000%	420,000	434,308
05/01/2031	5.000%	400,000	412,924
Total			3,040,462
Municipal Power 4.6%
Long Island Power Authority
Refunding Revenue Bonds
Series 2016B
09/01/2027	5.000%	1,000,000	1,057,284
09/01/2030	5.000%	2,750,000	2,907,532
Revenue Bonds
Electric System General Purpose
Series 2015B
09/01/2032	5.000%	765,000	791,729
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
General
Series 2017
09/01/2035	5.000%	1,200,000	1,296,279
Total			6,052,824
Nursing Home 0.9%
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
St. Ann’s Community Project
Series 2019
01/01/2030	4.000%	1,230,000	1,125,123
Other Bond Issue 1.8%
Build NYC Resource Corp.
Revenue Bonds
Children’s Aid Society Project (The)
Series 2019
07/01/2036	4.000%	100,000	101,389
Series 2015
07/01/2029	5.000%	545,000	555,573
07/01/2031	5.000%	715,000	727,358
New York Transportation Development Corp.(c)
Revenue Bonds
New York State Thruway Service Areas Project
Series 2021
10/31/2034	4.000%	500,000	492,931
10/31/2041	4.000%	570,000	518,700
Total			2,395,951
Pool / Bond Bank 0.3%
New York State Dormitory Authority
Refunding Revenue Bonds
New School
Series 2015
07/01/2029	5.000%	420,000	432,056
Ports 5.2%
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consolidated 211th
Series 2018
09/01/2038	4.000%	1,400,000	1,423,463
Series 2018-209
07/15/2034	5.000%	2,500,000	2,759,247
Series 2018-211
09/01/2036	5.000%	1,000,000	1,090,582
Port Authority of New York & New Jersey(c)
Refunding Revenue Bonds
Series 2023-238
07/15/2038	5.000%	500,000	545,205

4	Columbia New York Intermediate Municipal Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Consolidated Bonds
Series 221
07/15/2037	4.000%	1,000,000	1,008,097
Total			6,826,594
Prep School 0.8%
Build NYC Resource Corp.
Refunding Revenue Bonds
Series 2015
06/01/2026	5.000%	225,000	230,822
06/01/2028	5.000%	250,000	257,726
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project
Series 2015A
01/01/2035	5.000%	590,000	602,352
Total			1,090,900
Recreation 0.2%
New York City Trust for Cultural Resources
Refunding Revenue Bonds
Carnegie Hall
Series 2019
12/01/2037	5.000%	275,000	301,235
Refunded / Escrowed 6.0%
Build NYC Resource Corp.
Prerefunded 08/01/25 Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2029	5.000%	430,000	446,110
Metropolitan Transportation Authority
Prerefunded 11/15/24 Revenue Bonds
Series 2014C
11/15/2029	5.000%	3,000,000	3,070,072
New York State Dormitory Authority
Prerefunded 07/01/25 Revenue Bonds
Barnard College
Series 2015A
07/01/2030	5.000%	700,000	725,001
New York State Dormitory Authority(e)
Revenue Bonds
Capital Appreciation - Memorial Sloan-Kettering Cancer Center
Series 2003-1 Escrowed to Maturity (NPFGC)
07/01/2025	0.000%	3,750,000	3,524,758
Total			7,765,941
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Retirement Communities 3.8%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jefferson’s Ferry Project
Series 2016
11/01/2036	5.250%	750,000	758,406
Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
Orchard Park
Series 2015
11/15/2029	5.000%	550,000	555,041
11/15/2030	5.000%	650,000	654,554
Suffolk County Economic Development Corp.
Refunding Revenue Bonds
Peconic Landing at Southhold, Inc.
Series 2020
12/01/2034	5.000%	1,000,000	1,001,544
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/2029	5.000%	1,000,000	1,003,233
07/01/2034	5.000%	1,000,000	1,001,460
Total			4,974,238
Sales Tax 0.7%
Triborough Bridge & Tunnel Authority
Revenue Bonds
TBTA Capital Lockbox - City Sales Tax
Series 2023A
05/15/2039	5.000%	750,000	848,046
Single Family 0.1%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2038	3.625%	110,000	106,950
Special Non Property Tax 15.3%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Building Aid
Series 2018S-2A
07/15/2036	5.000%	2,000,000	2,167,110
Revenue Bonds
Building Aid
Series 2018S-3
07/15/2034	5.000%	1,000,000	1,098,351
Future Tax Bonds
Subordinated Series 2020C
05/01/2037	4.000%	500,000	511,719

Columbia New York Intermediate Municipal Bond Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Future Tax Secured
Subordinated Series 2016E-1
02/01/2032	5.000%	3,000,000	3,127,887
Subordinated Series 2019
11/01/2034	5.000%	3,500,000	3,882,831
Multi-Modal
Subordinated Series 2023A
05/01/2039	5.000%	500,000	566,031
New York Convention Center Development Corp.
Refunding Revenue Bonds
Hotel Unit Fee Secured
Series 2015
11/15/2027	5.000%	4,120,000	4,254,154
New York State Dormitory Authority
Refunding Revenue Bonds
Education
Series 2005B (AMBAC)
03/15/2026	5.500%	1,000,000	1,062,502
Series 2019A-2
03/15/2035	5.000%	2,000,000	2,213,756
New York State Urban Development Corp.
Refunding Revenue Bonds
State Personal Income Tax
Series 2020C
03/15/2039	4.000%	1,130,000	1,132,287
Total			20,016,628
Special Property Tax 0.8%
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2033	5.000%	1,000,000	1,063,463
Tobacco 3.2%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2029	5.000%	1,135,000	1,131,519
Suffolk Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Tobacco Settlement Asset-Backed Bonds
Series 2021
06/01/2038	4.000%	1,000,000	973,938
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2031	5.000%	2,000,000	2,086,800
Total			4,192,257
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation 5.9%
Metropolitan Transportation Authority
Refunding Revenue Bonds
Climate Bond Certified - Green
Series 2018
11/15/2026	5.000%	2,590,000	2,702,495
Revenue Bonds
Series 2005B (AMBAC)
11/15/2024	5.250%	750,000	763,878
Series 2016C-1
11/15/2036	5.000%	3,000,000	3,081,529
Metropolitan Transportation Authority(e)
Refunding Revenue Bonds
Green Bonds
Series 2017C-2
11/15/2029	0.000%	1,500,000	1,190,237
Total			7,738,139
Turnpike / Bridge / Toll Road 8.5%
New York State Thruway Authority
Refunding Revenue Bonds
Series 2014K
01/01/2029	5.000%	1,850,000	1,891,305
01/01/2032	5.000%	1,000,000	1,021,631
Revenue Bonds
Junior Lien
Series 2016A
01/01/2033	5.000%	1,000,000	1,039,965
Series 2019B
01/01/2036	5.000%	2,000,000	2,219,760
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2023
11/15/2037	5.000%	500,000	569,538
Series 2018-B
11/15/2031	5.000%	2,000,000	2,346,728
Revenue Bonds
Series 2020D
11/15/2037	4.000%	2,050,000	2,075,398
Total			11,164,325
Water & Sewer 0.6%
Buffalo Municipal Water Finance Authority
Refunding Revenue Bonds
Series 2015A
07/01/2028	5.000%	700,000	722,890
Total Municipal Bonds (Cost $132,290,082)			129,384,637

6	Columbia New York Intermediate Municipal Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, July 31, 2023 (Unaudited)
Money Market Funds 0.1%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 3.579%(f)	102,490	102,479
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 3.537%(f)	51,780	51,780
Total Money Market Funds (Cost $154,260)		154,259
Total Investments in Securities (Cost: $132,744,342)		129,838,896
Other Assets & Liabilities, Net		1,018,157
Net Assets		130,857,053
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2023.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2023, the total value of these securities amounted to $2,334,130, which represents 1.78% of total net assets.
(e)	Zero coupon bond.
(f)	The rate shown is the seven-day current annualized yield at July 31, 2023.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia New York Intermediate Municipal Bond Fund | Third Quarter Report 2023	7

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT204_10_N01_(09/23)